Significant accounting judgements estimates and assumptions - Schedule of sensitivity analysis for CGU's with respect to change in assumptions (Detail) - USD ($) $ in Thousands		Dec. 31, 2022		Dec. 31, 2021
Discount Rate [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Percentage Increase Decrease In Assumptions Used In Value In Use		10.00%	[1]	10.00%	[2]
Increase In Value Of CGU	[2]			$ 98
Discount Rate [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Percentage Increase Decrease In Assumptions Used In Value In Use		10.00%		10.00%
Expected Crude Oil Natural Gas And Liquefied Petroleum Gas Member | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Percentage Increase Decrease In Assumptions Used In Value In Use		10.00%	[1]	10.00%	[2]
Decrease In Value Of CGU		$ 41,816	[1]	$ 31,773	[2]
Expected Crude Oil Natural Gas And Liquefied Petroleum Gas Member | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Percentage Increase Decrease In Assumptions Used In Value In Use		10.00%		10.00%

[1]	Related to the operated concessions of conventional oil and gas concessions CGU (see Note 36 for further information).
[2]	Related to the operated and non-operating concessions of conventional oil and gas concessions CGU.